SIGNIFICANT ACCOUNTING POLICIES (Summary of Option Fair Value Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.58%	0.84%
Expected life (in years)		2 years	4 years
Expected volatility		39.56%	48.37%
Expected dividend yield		0.00%	0.00%